Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of right-of-use assets of lease liabilities
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$946	$1,463
Current liabilities	$271	$376
Long-term liabilities	615	1,098
Total operating leased liabilities	$886	$1,474

Schedule of weighted average lease term and weighted average discount rate
Weighted average lease term – operating lease	4.28 years
Weighted average discount rate – operating lease	6.9%

Schedule of cash flows related operating lease liabilities
U.S. dollars in thousands
Years ending December 31:
2023	$294
2024	248
2025	146
2026	142
2027	142
Thereafter	38
Total lease payments (undiscounted)	1,010
Less – discount to net present value	(124)
Present value of lease liabilities	$886